Segment information (Schedule of Reconciliation of Total Adjusted EBITDA to Total Profit (Loss) Before Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	$ 300,800	$ 217,531	$ 363,335
Unrealized gain (loss) on commodity risk management contracts	463	(12,978)	(26,411)
Depreciation	(88,969)	(118,073)	(105,532)
Share-based payment	(6,621)	(8,444)	(2,717)
Others	(99,428)	(88,669)	(104,059)
Operating profit (loss)	185,809	(110,663)	210,675
Financial expenses	(64,112)	(64,582)	(41,070)
Financial income	1,652	3,166	2,360
Foreign exchange gain (loss)	5,049	(13,008)	(2,446)
Profit (Loss) before tax	128,398	(185,087)	169,519
Reportable segments [member]
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	300,800	217,531	363,335
Unrealized gain (loss) on commodity risk management contracts	463	(12,978)	(26,411)
Depreciation	(88,969)	(118,073)	(105,532)
Share-based payment	(6,621)	(8,444)	(2,717)
Impairment and write-off of unsuccessful exploration efforts	(16,596)	(186,516)	(25,849)
Lease accounting - IFRS 16	7,518	9,380	4,855
Others	(10,786)	(11,563)	2,994
Operating profit (loss)	185,809	(110,663)	210,675
Financial expenses	(64,112)	(64,582)	(41,070)
Financial income	1,652	3,166	2,360
Foreign exchange gain (loss)	5,049	(13,008)	(2,446)
Profit (Loss) before tax	$ 128,398	$ (185,087)	$ 169,519